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                            THE PARK AVENUE PORTFOLIO

                        Supplement dated April 4, 2001 to
                         Prospectus dated August 7, 2000


THE GUARDIAN PARK AVENUE FUND

The description under "Fund Management - Portfolio Managers" on page 55 of the Prospectus should be revised to read as follows:

         Effective April 2, 2001, the Fund is managed by a team of investment professionals, all of whom are employees of Guardian Life.

Please keep this supplement for future reference.